CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents and marketable securities
	December 31,
	2024	2023
Cash and cash equivalents:
Cash	$98,392	$91,470
Bank deposits	21,936	–
Money market funds	1,291,274	1,024,658
Total cash and cash equivalents	1,411,602	1,116,128

Marketable securities:
U.S. Treasury bills	50,004	–
Total marketable securities	50,004	–
Total cash and cash equivalents and marketable securities	$1,461,606	$1,116,128

Schedule of available-for-sale marketable securities
		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gains	losses	Fair value
Contractual maturity year:
Within one year	$49,797	$207	$–	$50,004
After one year through five years	–	–	–	–
Total	$49,797	$207	$–	$50,004